UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act

File number 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 UNIVERSITY STREET, SUITE 3010

SEATTLE, WASHINGTON 98101-1129

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2012

Date of reporting period: July 1, 2011 - June 30, 2012

ITEM 1: PROXY VOTING RECORD

Description	Mgmt. Rec.	Vote Cast	Sponsor
Issuer: AT&T Inc.
Ticker: T
CUSSIP: 00206R-102
Meeting Date: 4/27/2012
Record Date: 2/28/2012
Election of Directors	For	For	Mgmt
Ratification of appointment of independent auditors.	For	For	Mgmt
Advisory approval of executive compensation.	For	For	Mgmt
Amend certificate of incorporation.	For	For	Mgmt
Political contributions report.	Against	Against	Shldr
Limit wireless network management.	Against	Against	Shldr
Independent board chairman.	Against	Against	Shldr
Issuer: Avalonbay Communities, Inc.
Ticker: AVB
CUSSIP: 053484-101
Meeting Date: 5/23/2012
Record Date: 3/9/2012
Election of Directors	For	For	Mgmt
To ratify the selection of Ernst & Young, LLP as the company's independent auditors for the year ending December 31, 2012.	For	For	Mgmt

To adopt a resolution approving, on a non-binding advisory basis, the compensation paid to the company's named executive officers, as disclosed pursuant to item 402 of regulation S-K, including the compensation discussion and analysis, compensation tables and narrative discussion set forth in the proxy statement.

	For	For	Mgmt

To cast a vote on a stockholder proposal concerning the preparation of a sustainability report, if the proposal is properly presented at the annual meeting of stockholders. The Board of Directors recommends a vote "against" above proposal 4.

	Against	Against	Shldr
Issuer: Avista Corp.
Ticker: AVA
CUSSIP: 05379B-107
Meeting Date: 5/10/2012
Record Date: 3/9/2012
Election of Directors	For	For	Mgmt
Ratification of the appointment of Deloitte & Touche, LLP as the company's independent registered public accounting firm for 2012.	For	For	Mgmt

Amendment of the Company's restated articles of incorporation to reduce certain shareholder approval requirements: amendments requiring approval of holders of 2/3 of the outstanding shares of common stock.

	For	For	Mgmt

Amendment of the Company's restated articles of incorporation to reduce certain shareholder approval requirements: amendments requiring approval of holders of 80% of the outstanding shares of common stock.

	For	For	Mgmt
Advisory (non-binding) vote to approve executive compensation.	For	For	Mgmt
Issuer: Buckeye Partners, L.P.
Ticker: BPL
CUSSIP: 118230-101
Meeting Date: 6/5/2012
Record Date: 4/9/2012
Election of Directors	For	For	Mgmt
The ratification of the selection of Deloitte & Touche, LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2012.	For	For	Mgmt
Issuer: Centurylink, Inc.
Ticker: CTL
CUSSIP: 156700-106
Meeting Date: 5/23/2012
Record Date: 4/4/2012
Approve charter amendment to declassify our Board of Directors.	For	For	Mgmt
Approve charter amendment to increase our authorized shares.	For	For	Mgmt
Election of Directors	For	For	Mgmt
Ratify the appointment of KPMG, LLP as our independent auditor for 2012.	For	For	Mgmt
Advisory vote regarding our executive compensation.	For	For	Mgmt
Shareholder proposal regarding bonus deferrals.	Against	Against	Shldr
Shareholder proposal regarding performance-based restricted stock.	Against	Against	Shldr
Shareholder proposal regarding political contributions reports.	Against	Against	Shldr
Issuer: Consolidated Communications Hldgs, Inc.
Ticker: CNSL
CUSSIP: 209034-107
Meeting Date: 6/12/2012
Record Date: 4/23/2012

Approval of the issuance of Consolidated Communications Holdings, Inc. ("Consolidated") common stock to Surewest Communications ("Surewest") shareholders in the first merger contemplated by the agreement and plan of merger, dated February 5, 2012, by and among Consolidated, Surewest, WH Acquisition Corp. and WH Acquisition II Corp.

	For	For	Mgmt
Election of Director	For	For	Mgmt
Approval of Ernst & Young, LLP, as the independent registered public accounting firm.	For	For	Mgmt
Approval to adjourn or postpone the annual meeting, if necessary or appropriate, to solicit additional proxies.	For	For	Mgmt
Issuer: Consolidated Edison, Inc.
Ticker: ED
CUSSIP: 209115-104
Meeting Date: 5/21/2012
Record Date: 3/26/2012
Election of Directors	For	For	Mgmt
Ratification of appointment of independent accountants.	For	For	Mgmt
Advisory vote to approve named executive officer compensation.	For	For	Mgmt
Additional compensation information.	Against	Against	Shldr
Issuer: Duke Energy Corporation
Ticker: DUK
CUSSIP: 26441C-105
Meeting Date: 8/23/2011 (Special Meeting)
Record Date: 7/5/2011

Reverse stock split proposal - A proposal to approve the amendment of the amended and restated certificate of incorporation of Duke Energy Corporation to provide for a 1-for-3 reverse stock split with respect to the issued and outstanding Duke Energy common stock in connection with the merger contemplated by the merger agreement.

	For	For	Mgmt

Share issuance proposal - A proposal to approve the issuance of Duke Energy common stock, par value $0.001 per share, to Progress Energy, Inc. shareholders in connection with the merger contemplated by the merger agreement.

	For	For	Mgmt

Adjournment proposal - A proposal to adjourn the special meeting of the shareholders of Duke Energy, if necessary, to solicit additional proxies if there are not sufficient votes to approve either of the proposals above.

	For	For	Mgmt
Issuer: Frontier Communications Corp.
Ticker: FTR
CUSSIP: 35906A-108
Meeting Date: 5/9/2012
Record Date: 3/13/2012
Election of Directors	For	For	Mgmt
To consider and vote upon an advisory proposal to approve executive compensation.	For	For	Mgmt
To consider and vote upon a stockholder proposal regarding independent chairman, if presented at the meeting.	Against	Against	Mgmt
To consider and vote upon a stockholder proposal regarding arbitration of stockholder suits, if presented at the meeting.	Against	Against	Mgmt
To ratify the selection of KPMG LLP as our independent registered public accounting firm for 2012.	For	For	Mgmt
Issuer: Healthcare Realty Trust Incorporated
Ticker: HR
CUSSIP: 421946-104
Meeting Date: 5/15/2012
Record Date: 3/15/2012
Election of Directors	For	For	Mgmt
Ratify the appointment of BDO USA, LLP as the Company's Independent Registered Public Accounting Firm.	For	For	Mgmt

To approve the following resolution: Resolved, that the shareholders of Healthcare Realty Trust Incorporated approve, on a non-binding advisory basis, the compensation of the named executive officers as disclosed pursuant to item 402 of regulation S-K in the company's proxy statement of the 2012 annual meeting of shareholders.

	For	For	Mgmt
Issuer: Hospitality Properties Trust
Ticker: HPT
CUSSIP: 44106M-102
Meeting Date: 5/9/2012
Record Date: 2/17/2012
Election of Directors	For	For	Mgmt
To approve the adoption of the Hospitality Properties Trust 2012 equity compensation plan.	For	For	Mgmt
To approve a nonbinding advisory resolution on our executive compensation.	For	For	Mgmt
To ratify the appointment of Ernst & Young, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2012.	For	For	Mgmt
To consider and vote upon a shareholder proposal if properly presented at the meeting.	Against	Against	Mgmt
Issuer: Kraft Foods Inc.
Ticker: KFT
CUSSIP: 50075N-104
Meeting Date: 5/23/2012
Record Date: 3/15/2012
Election of Directors	For	For	Mgmt
Advisory vote to approve executive compensation.	For	For	Mgmt
Approval of amendment to change company name.	For	For	Mgmt
Ratification of the selection of independent auditors.	For	For	Mgmt
Shareholder proposal: Sustainable forestry report.	Against	Against	Shldr
Shareholder proposal: Report on extended producer responsibility.	Against	Against	Shldr
Shareholder proposal: Report on lobbying.	Against	Against	Shldr
Issuer: LTC Properties, Inc.
Ticker: LTC
CUSSIP: 502175-102
Meeting Date: 5/22/2012
Record Date: 4/9/2012
Election of Directors	For	For	Mgmt
Ratification of independent registered public accounting firm.	For	For	Mgmt
Advisory vote to approve named executive officer compensation.	For	For	Mgmt
Amendment to charter to increase number of authorized shares of common stock.	For	For	Mgmt
Issuer: Mack-Cali Realty Corporation
Ticker: CLI
CUSSIP: 554489-104
Meeting Date: 6/5/2012
Record Date: 4/11/2012
Election of Directors	For	For	Mgmt

Advisory vote approving the compensation of our named executive officers, as such compensation is described under the "compensation discussion and analysis" and "executive compensation" sections of the accompanying proxy statement.

	For	For	Mgmt
Ratification of the appointment of Pricewaterhousecoopers, LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2012.	For	For	Mgmt
Issuer: Merck & Co., Inc.
Ticker: MRK
CUSSIP: 58933Y-105
Meeting Date: 5/22/2012
Record Date: 3/23/2012
Election of Directors	For	For	Mgmt
Ratification of the appointment of the company's independent registered public accounting for 2012.	For	For	Mgmt
Advisory vote to approve executive compensation.	For	For	Mgmt
Shareholder proposal concerning shareholder action by written consent.	Against	Against	Shldr
Shareholder proposal concerning special shareholder meetings.	Against	Against	Shldr
Shareholder proposal concerning report on charitable and political contributions.	Against	Against	Shldr
Issuer: Microsoft Corporation
Ticker: MSFT
CUSSIP: 594918-104
Meeting Date: 11/15/2011
Record Date: 09/02/2011
Election of Directors	For	For	Mgmt
Advisory vote on named executive officer compensation.	For	For	Mgmt
Advisory vote on frequency of advisory vote on named executive officer compensation.	1 yr.	1 yr.	Mgmt
Ratification of the selection of Deloitte & Touche, LLP as the company's independent auditor.	For	For	Mgmt
Shareholder proposal 1. Establishment of a Board Committee on environmental sustainability.	Against	Against	Shldr
Issuer: Omega Healthcare Investors, Inc.
Ticker: OHI
CUSSIP: 681936-100
Meeting Date: 6/7/2012
Record Date: 4/9/2012
Election of Directors	For	For	Mgmt
Ratification of independent auditors Ernst & Young, LLP.	For	For	Mgmt
Advisory vote to approve executive compensation.	For	For	Mgmt
Issuer: Oneok, Inc.
Ticker: OKE
CUSSIP: 682680-103
Meeting Date: 5/23/2012
Record Date: 3/26/2012
Election of Directors	For	For	Mgmt
Ratification of the selection of Pricewaterhousecoopers, LLP as the independent registered public accounting firm of Oneok, Inc. for the year ending December 31, 2012.	For	For	Mgmt
A proposal to approve the additional shares for issuance under the Oneok, Inc. employee stock award program.	For	For	Mgmt
A proposal to amend and restate the Oneok, Inc. Employee stock purchase plan to increase the number of shares authorized for issuance under the plan.	For	For	Mgmt
A proposal to amend the Oneok, Inc. certificate of incorporation to increase the number of authorized shares of common stock.	For	For	Mgmt
Advisory vote to approve the company's executive compensation.	For	For	Mgmt
Issuer: Progress Energy, Inc.
Ticker: PGN
CUSSIP: 743263-105
Meeting Date: 8/23/2011 (Special Meeting)
Record Date: 7/5/2011

To approve the plan of merger contained in the agreement and plan of merger, dated as of January 8, 2011, by and among Duke Energy Corporation, Diamond Acquisition Corporation and Progress Energy, Inc., as it may be amended from time to time, and the merger described therein.

	For	For	Mgmt

To adjourn the progress Energy, Inc. special meeting of shareholders, if necessary, to solicit additional proxies if there are not sufficient votes at the time of the special meeting to approve the merger proposal.

	For	For	Mgmt
Issuer: Royal Dutch Shell PLC
Ticker: RDS/A
CUSSIP: 780259-206
Meeting Date: 5/22/2012
Record Date: 4/12/2012
Adoption of annual report and accounts.	For	For	Mgmt
Approval of remuneration report.	For	For	Mgmt
Election of Directors	For	For	Mgmt
Re-appointment of auditors.	For	For	Mgmt
Remuneration of auditors.	For	For	Mgmt
Authority to allot shares.	For	For	Mgmt
Disapplication of pre-emption rights.	For	For	Mgmt
Authority to purchase own shares.	For	For	Mgmt
Authority for certain donations and expenditure.	For	For	Mgmt
Issuer: Sanofi
Ticker: SNY
CUSSIP: 80105N-105
Meeting Date: 5/4/2012
Record Date: 3/26/2012
Approval of the individual company financial statements for the year ended December 31, 2011.	For	For	Mgmt
Approval of the consolidated financial statements for the year ended December 31, 2011.	For	For	Mgmt
Appropriation of profits, declaration of dividend.	For	For	Mgmt
Election of Directors	For	For	Mgmt
Appointment of a statutory auditor.	For	For	Mgmt
Appointment of a deputy statutory auditor.	For	For	Mgmt
Ratification of the transfer of the registered office	For	For	Mgmt
Authorization to the Board of Directors to carry out transactions in shares issued by the company.	For	For	Mgmt
Delegation to the Board of Directors of authority to allot existing or new consideration-free shares to some or all salaried employees and corporate officers of the group.	For	For	Mgmt
Powers of formalities.	For	For	Mgmt
Issuer: Scana Corporation
Ticker: SCG
CUSSIP: 80589M-102
Meeting Date: 5/3/2012
Record Date: 3/5/2012
Election of Directors	For	For	Mgmt
Approval of the appointment of the independent registered public accounting firm.	For	For	Mgmt
Shareholder proposal regarding repeal of the classification of the Board of Directors.	Against	Against	Shldr
Issuer: Silver Wheaton Corp. Ticker: SLW CUSSIP: 828336-107 Meeting Date: 5/23/2012 Record Date: 3/30/2012
Election of Directors	For	For	Mgmt
In respect of the appointment of Deloitte & Touche, LLP, Chartered Accountants, as auditors of the company and authorizing the directors to fix their remuneration.	For	For	Mgmt
Issuer: The Southern Company
Ticker: SO
CUSSIP: 842587-107
Meeting Date: 5/23/2012
Record Date: 3/26/2012
Election of Directors	For	For	Mgmt
Ratification of the appointment of Deloitte & Touche, LLP as the Company's independent registered public accounting firm for 2012.	For	For	Mgmt
Advisory vote to approve named executive officers' compensation.	For	For	Mgmt
Stockholder proposal on coal combustion byproducts.	Against	Against	Shldr
Stockholder proposal on lobbying contributions and expenditures report.	Against	Against	Shldr
Issuer: Unilever PLC
Ticker: UL
CUSSIP: 904767-704
Meeting Date: 5/9/2012
Record Date: 3/19/2019
To receive the report and accounts for the year ended 31 December 2011.	For	For	Mgmt
To approve the Directors' remuneration report for the year ended 31 December 2011.	For	For	Mgmt
Election of Directors	For	For	Mgmt
To re-appoint Pricewaterhousecoopers, LLP as auditors of the company.	For	For	Mgmt
To authorize the Directors to fix the remuneration of the auditors.	For	For	Mgmt
To renew the authority to Directors to issue shares	For	For	Mgmt
To renew the authority to Directors to disapply pre-emption rights.	For	For	Mgmt
To renew the authority to the company to purchase its own shares.	For	For	Mgmt
To authorize political donations and expenditure.	For	For	Mgmt
To shorten the notice period for general meetings.	For	For	Mgmt
To adopt the new articles of association of the company.	For	For	Mgmt
Issuer: Ventas, Inc.
Ticker: VTR
CUSSIP: 92276F-100
Meeting Date: 7/1/2011 (Special Meeting)
Record Date: 5/13/2011

To approve the issuance of shares of Ventas common stock to the stockholders of Nationwide Health Properties, Inc. ("NHP") in connection with the merger contemplated by the agreement and plan of merger, dated as of February 27, 2011, by and among Ventas, its wholly owned subsidiary, Needles Acquisition LLC, and NHP.

	For	For	Mgmt

To approve an amendment to Ventas' amended and restated certificate of incorporation to increase the number of authorized shares of Ventas Capital stock from 310,000,000 to 610,000.000 and the number of authorized shares of Ventas common stock from 300,000,000 to 600,000,000.

	For	For	Mgmt

To approve any adjournments of the Ventas special meeting, if necessary, to solicit additional proxies if there are not sufficient votes for the proposals to issue Ventas Common Stock in connection with the merger and the charter amendment to increase the number of authorized shares of Ventas common stock.

	For	For	Mgmt

Issuer: Ventas, Inc.
Ticker: VTR
CUSSIP: 92276F-100
Meeting Date: 5/17/2012
Record Date: 3/20/2012
Election of Directors	For	For	Mgmt
Ratification of selection of Ernst & Young, LLP as independent registered public accounting firm for fiscal year 2012.	For	For	Mgmt
Advisory vote on executive compensation.	For	For	Mgmt
Adoption of the Ventas, Inc. 2012 incentive plan.	For	For	Mgmt
Issuer: Verizon Communications Inc.
Ticker: VZ
CUSSIP: 92343V-104
Meeting Date: 5/3/2012
Record Date: 3/5/2012
Election of Directors	For	For	Mgmt
Ratification of appointment of independent registered public accounting firm.	For	For	Mgmt
Advisory vote to approve executive compensation.	For	For	Mgmt
Disclosure of prior government service.	Against	Against	Shldr
Disclosure of lobbying activities.	Against	Against	Shldr
Vesting of performance stock units.	Against	Against	Shldr
Shareholder right to call a special meeting.	Against	Against	Shldr
Shareholder action by written consent.	Against	Against	Shldr
Network neutrality for wireless broadband.	Against	Against	Shldr
Issuer: Washington Real Estate Investment Trust
Ticker: WRE
CUSSIP: 939653-101
Meeting Date: 5/24/2012
Record Date: 3/15/2012
Election of Directors	For	For	Mgmt
Proposal to ratify appointment of Ernst & Young, LLP as independent registered public accounting firm for 2012.	For	For	Mgmt
Advisory vote on compensation of named executive officers (say-on-pay.)	For	For	Mgmt

Pursuant to the requirements of the Investment Company Act of 1940, the registrant duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAVILCO INCORPORATED

By /s/ Louis A. Thompson

------------------------

Louis A. Thompson

Chief Executive Officer/President

Date: August 2, 2012